Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Jan. 31, 2021
Cash flows from operating activities
Net income		$ 2,740	$ 2,398
Adjustment for:
Net interest income		(4,344)	(4,351)
Depreciation and amortization		375	380
Provision for credit losses		222	764
Equity–settled share-based payment expense		6	4
Net gain on sale of investment securities		(2)	(119)
Net income from investments in associated corporations		(91)	(57)
Income tax expense		864	702
Changes in operating assets and liabilities:
Trading assets		(4,497)	(25,827)
Securities purchased under resale agreements and securities borrowed		(2,775)	(1,529)
Loans		(24,821)	(5,851)
Deposits		46,498	28,985
Obligations related to securities sold short		4,843	8,426
Obligations related to securities sold under repurchase agreements and securities lent		(2,452)	5,550
Net derivative financial instruments		(1,963)	(627)
Other, net		2,152	(5,887)
Dividends received		284	217
Interest received		6,553	6,820
Interest paid		(2,177)	(2,523)
Income tax paid		(1,458)	(842)
Net cash from/(used in) operating activities		19,957	6,633
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(10,229)	(16,374)
Purchase of investment securities		(22,578)	(17,045)
Proceeds from sale and maturity of investment securities		16,909	27,559
Property and equipment, net of disposals		(45)	(45)
Other, net		(227)	(103)
Net cash from/(used in) investing activities		(16,170)	(6,008)
Cash flows from financing activities
Redemption of subordinated debentures			(750)
Redemption of preferred shares		(500)
Proceeds from common shares issued		104	58
Common shares purchased for cancellation		(1,086)
Cash dividends and distributions paid		(1,251)	(1,134)
Distributions to non-controlling interests		(17)	(17)
Payment of lease liabilities		(89)	(89)
Other, net		(224)	(187)
Net cash from/(used in) financing activities		(3,063)	(2,119)
Effect of exchange rate changes on cash and cash equivalents		146	(186)
Net change in cash and cash equivalents		870	(1,680)
Cash and cash equivalents at beginning of period	[1]	9,693	11,123
Cash and cash equivalents at end of period	[1]	$ 10,563	$ 9,443

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).